Financial Instruments - Disclosure of effect of changes in foreign exchange rates [text block] (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EUR | Strengthening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	£ (36)	£ (26)
EUR | Weakening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	36	26
USD | Strengthening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	80	1,461
USD | Weakening
Disclosure of credit risk exposure [line items]
Profit or loss and equity	£ (80)	£ (1,461)